Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SharpLink Gaming, Inc.
Entity Central Index Key	0001981535
Entity Tax Identification Number	87-4752260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Washington Avenue North
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	293-0619
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Chief Executive Officer
Entity Address, Address Line Two	333 Washington Avenue North
Entity Address, Address Line Three	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	293-0619
Contact Personnel Name	Attn: Rob Phythian